UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

Commission File Number 0-11104

(Check One):	☒Form 10-K ☐ Form 20-F ☐ Form 11-K Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

For Period Ended: December 31, 2013

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the transition period ended: _____________________________

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:   Items 10, 11, 12, 13 and 14 of Part III  of the Form 10-K

PART I
REGISTRANT INFORMATION

Noble Roman’s, Inc.
Full Name of Registrant

N/A
Former Name if Applicable

One Virginia Avenue, Suite 300
Address of Principal Executive Office (Street and Number)

Indianapolis, Indiana 46204
City, State and Zip Code

PART II
RULE 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

☒	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III
NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

On March 12, 2014, Noble Roman’s, Inc. (the “Company”) filed its Annual Report on Form 10-K for the year ended December 31, 2013, which was subsequently amended by the Company by filing Form 10-K/A (Amendment No. 1) (as amended, the “Form 10-K”) on March 17, 2014. The Company intends to file Amendment No. 2 to the Form 10-K (the “Form 10-K/A”) for the purpose of filing the information required in Items 10, 11, 12, 13 and 14 of Part III  of the Form 10-K. As originally filed, the Form 10-K provided that such information was to be incorporated by reference to the Company’s Proxy  Statement for its 2014 Annual Meeting of Shareholders (the “Proxy Statement”). The Company was unable to complete the preparation of the Form 10-K/A or the Proxy Statement within the prescribed time period without unreasonable effort or expense to the Company. The Company expects to file the Form 10-K/A on or before the fifteenth calendar day following the prescribed due date.

PART IV
OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification.

Paul W. Mobley	(317)	634-3377
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).    ☒      Yes    ☐   No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?    ☐  Yes    ☒  No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

* * * * * * * * *

Noble Roman’s, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Noble Roman’s, Inc.

Date: May 1, 2014	By:	/s/ Paul W. Mobley Paul W. Mobley Chairman, Chief Executive Officer, Chief Financial Officer and Principal Accounting Officer